Income Tax - Schedule of Net Taxable Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Net Taxable Income Before Income Taxes [Abstract]
Loss attributed to China	$ (929,502)	$ (19,657,048)
PRC statutory tax rate	25.00%	25.00%
Income tax expense at PRC statutory income tax rate	$ (232,375)	$ (4,914,262)
Effect of different tax jurisdiction	154,755
Tax effect of preferential tax treatments	18,378	5,059,645
Research and development credit	(22,806)	(3,913)
Non-deductible expenses	2,454	1,862
Change in valuation allowance	68,374	35,614
Tax (benefit) expense, net	$ (11,220)	$ 178,946